Aggregate Minimum Lease Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases, Operating [Abstract]
2018	$ 7,835
2019	4,698
2020	3,043
2021	2,006
2022	1,692
Thereafter	3,787
Operating leases, total	$ 23,061